Sales revenues (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales revenues	$ 89,195	$ 91,416	$ 102,409
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	62,938	66,275	76,290
Country China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	9,679	7,701	7,232
Country Americas [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,607	3,610	4,846
Country Europe [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,657	5,440	5,534
Country Asia [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,315	1,989	1,447
Country United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,940	3,471	3,924
Country Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,641	2,883	3,063
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	418	47	73
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 26,257	$ 25,141	$ 26,119